Risk/Return Detail Data - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - USD ($)			12 Months Ended				24 Months Ended		36 Months Ended		48 Months Ended
		Apr. 01, 2026	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2026		Apr. 01, 2026		Apr. 01, 2026
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		1.73%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[2]	3.01%
Fee Waiver or Reimbursement	[3]	(1.63%)
Net Expenses (as a percentage of Assets)	[2]	1.38%
Expense Example, with Redemption, 1 Year		$ 707
Expense Example, with Redemption, 3 Years		1,256
Expense Example, with Redemption, 5 Years		1,883
Expense Example, with Redemption, 10 Years		3,563
Expense Example, No Redemption, 1 Year		707
Expense Example, No Redemption, 3 Years		1,256
Expense Example, No Redemption, 5 Years		1,883
Expense Example, No Redemption, 10 Years		$ 3,563
Annual Return, Inception Date		Jun. 25, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.82%				1.39%	[4]
Annual Return [Percent]				12.27%
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		1.73%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[2]	3.26%
Fee Waiver or Reimbursement	[3]	(1.63%)
Net Expenses (as a percentage of Assets)	[2]	1.63%
Expense Example, with Redemption, 1 Year		$ 510
Expense Example, with Redemption, 3 Years		1,120
Expense Example, with Redemption, 5 Years		1,808
Expense Example, with Redemption, 10 Years		3,637
Expense Example, No Redemption, 1 Year		510
Expense Example, No Redemption, 3 Years		1,120
Expense Example, No Redemption, 5 Years		1,808
Expense Example, No Redemption, 10 Years		$ 3,637
Annual Return, Inception Date		Jun. 25, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.06%				2.73%	[5]
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	1.00%
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		1.75%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[2]	3.78%
Fee Waiver or Reimbursement	[3]	(1.65%)
Net Expenses (as a percentage of Assets)	[2]	2.13%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 316
Expense Example, with Redemption, 3 Years		949
Expense Example, with Redemption, 5 Years		1,760
Expense Example, with Redemption, 10 Years		3,706
Expense Example, No Redemption, 1 Year		216
Expense Example, No Redemption, 3 Years		949
Expense Example, No Redemption, 5 Years		1,760
Expense Example, No Redemption, 10 Years		$ 3,706
Annual Return, Inception Date		Jun. 25, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.49%				4.65%	[7]
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		1.74%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[2]	2.77%
Fee Waiver or Reimbursement	[3]	(1.64%)
Net Expenses (as a percentage of Assets)	[2]	1.13%
Expense Example, with Redemption, 1 Year		$ 115
Expense Example, with Redemption, 3 Years		648
Expense Example, with Redemption, 5 Years		1,267
Expense Example, with Redemption, 10 Years		2,937
Expense Example, No Redemption, 1 Year		115
Expense Example, No Redemption, 3 Years		648
Expense Example, No Redemption, 5 Years		1,267
Expense Example, No Redemption, 10 Years		$ 2,937
Annual Return, Inception Date		Jun. 25, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.57%				5.68%	[8]
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		1.73%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[2]	2.71%
Fee Waiver or Reimbursement	[3]	(1.63%)
Net Expenses (as a percentage of Assets)	[2]	1.08%
Expense Example, with Redemption, 1 Year		$ 110
Expense Example, with Redemption, 3 Years		631
Expense Example, with Redemption, 5 Years		1,237
Expense Example, with Redemption, 10 Years		2,878
Expense Example, No Redemption, 1 Year		110
Expense Example, No Redemption, 3 Years		631
Expense Example, No Redemption, 5 Years		1,237
Expense Example, No Redemption, 10 Years		$ 2,878
Annual Return, Inception Date		Jun. 25, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.67%				5.74%	[9]
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Equity Market Neutral Fund /Fidelity Advisor® Equity Market Neutral Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Equity Market Neutral Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 39 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 59 % of the average value of its portfolio.
Portfolio Turnover, Rate		59.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 39 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities and equity related derivative instruments. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing both long and short in equities, both directly and indirectly through the use of derivatives, such as, contracts for difference (CFD), futures, options, and swap agreements, and/or a combination of the above. Investing in domestic and foreign issuers, including emerging markets, that are generally denominated in the local currency of the issuer. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Utilizing forward foreign currency exchange contracts for hedging purposes. Utilizing a market neutral strategy that seeks to produce returns that have a low correlation to the returns of the developed and emerging equity markets in which the fund invests, with no bias towards general stock market risk (beta), style, country or sector. Using a disciplined portfolio construction process to select investments by employing both fundamental and quantitative analysis, taking long positions in securities that are believed to be undervalued and shorting a portion of the portfolio believed to be overvalued. Investing in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions. Using long and short derivatives for hedging, efficient portfolio management and investment purposes. Lending portfolio securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2025
Highest Quarterly Return		7.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2025
Lowest Quarterly Return		0.70%
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | After Taxes on Distributions | Fidelity Advisor Equity Market Neutral Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.76%				1.35%	[4]
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | After Taxes on Distributions and Sales | Fidelity Advisor Equity Market Neutral Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.48%				1.06%	[4]
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%				18.56%
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | LB057
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 3-Month Treasury Bellwether Index
Average Annual Return, Percent			4.23%				4.55%
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.84%
Fee Waiver or Reimbursement	[11]	(0.04%)
Net Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 652
Expense Example, with Redemption, 3 Years		823
Expense Example, with Redemption, 5 Years		1,009
Expense Example, with Redemption, 10 Years		1,548
Expense Example, No Redemption, 1 Year		652
Expense Example, No Redemption, 3 Years		823
Expense Example, No Redemption, 5 Years		1,009
Expense Example, No Redemption, 10 Years		$ 1,548
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.82%								11.18%	[12]
Annual Return [Percent]				13.34%	19.17%	17.27%
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		1.09%
Fee Waiver or Reimbursement	[11]	(0.04%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 453
Expense Example, with Redemption, 3 Years		679
Expense Example, with Redemption, 5 Years		925
Expense Example, with Redemption, 10 Years		1,628
Expense Example, No Redemption, 1 Year		453
Expense Example, No Redemption, 3 Years		679
Expense Example, No Redemption, 5 Years		925
Expense Example, No Redemption, 10 Years		$ 1,628
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.11%								11.70%	[13]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[14]	1.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.58%
Fee Waiver or Reimbursement	[11]	(0.03%)
Net Expenses (as a percentage of Assets)		1.55%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 258
Expense Example, with Redemption, 3 Years		495
Expense Example, with Redemption, 5 Years		857
Expense Example, with Redemption, 10 Years		1,676
Expense Example, No Redemption, 1 Year		158
Expense Example, No Redemption, 3 Years		495
Expense Example, No Redemption, 5 Years		857
Expense Example, No Redemption, 10 Years		$ 1,676
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.46%								12.34%	[15]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.59%
Fee Waiver or Reimbursement	[11]	(0.04%)
Net Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		184
Expense Example, with Redemption, 5 Years		324
Expense Example, with Redemption, 10 Years		733
Expense Example, No Redemption, 1 Year		56
Expense Example, No Redemption, 3 Years		184
Expense Example, No Redemption, 5 Years		324
Expense Example, No Redemption, 10 Years		$ 733
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.58%								13.45%	[16]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.54%
Fee Waiver or Reimbursement	[11]	(0.04%)
Net Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		168
Expense Example, with Redemption, 5 Years		296
Expense Example, with Redemption, 10 Years		672
Expense Example, No Redemption, 1 Year		51
Expense Example, No Redemption, 3 Years		168
Expense Example, No Redemption, 5 Years		296
Expense Example, No Redemption, 10 Years		$ 672
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.62%								13.52%	[17]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Hedged Equity Fund /Fidelity Advisor® Hedged Equity Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Hedged Equity Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 107 % of the average value of its portfolio.
Portfolio Turnover, Rate		107.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index. Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index. Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace. Managing the options positions in a way that provides diversification of options strike prices and expirations.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		9.64%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(3.80%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | After Taxes on Distributions | Fidelity Advisor Hedged Equity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.69%								11.04%	[12]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Hedged Equity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.13%								8.74%	[12]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | IXUYK
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Cboe S&P 500 5% Put Protection Index (PPUT)
Average Annual Return, Percent			14.33%								14.27%
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%								19.51%
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund | Fidelity Risk Parity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[18]	0.76%
Fee Waiver or Reimbursement	[19]	(0.03%)
Net Expenses (as a percentage of Assets)	[18]	0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		239
Expense Example, with Redemption, 5 Years		418
Expense Example, with Redemption, 10 Years		$ 938
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.08%								9.60%	[20]
Annual Return [Percent]				21.08%	6.87%	8.44%
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Risk Parity Fund /Fidelity® Risk Parity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Risk Parity Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Using quantitative analysis to balance the fund's risk across four risk factors: growth (risk of reduced earnings expectations and increased default risk), inflation (risk of rising consumer inflation), real rates (risk of rising real interest rates), and liquidity (risk of reduced liquidity). Constructing a factor portfolio for each risk factor using a broad set of asset classes whose primary risk is the associated risk factor. Combining the factor portfolios, seeking to maximize the worst-case risk diversification across a set of market regimes. Allocating the fund's assets across affiliated and unaffiliated mutual funds and Exchange Traded Funds (ETFs) (collectively, underlying funds) and derivatives that provide exposure to a broad range of asset classes including equities (including domestic, international, and emerging markets equities), debt (including investment-grade debt, high yield debt, emerging markets debt, U.S. government securities, leveraged loans and international bonds), commodities and real estate. Investing in underlying funds, derivatives, cash and cash equivalents. Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives - such as forward contracts, futures, options and swaps - and forward-settling securities, to: create and adjust the fund's investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund's portfolio; manage certain investment risk; manage volatility; and/or substitute for the purchase or sale of securities or currencies. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments, commodity- related ETFs and commodity-related exchange-traded notes (ETNs).
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The hypothetical composites of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		9.56%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.51%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund | After Taxes on Distributions | Fidelity Risk Parity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			18.58%								7.00%	[20]
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund | After Taxes on Distributions and Sales | Fidelity Risk Parity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.53%								6.25%	[20]
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund | IXWWB
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Risk Parity Composite Index℠
Average Annual Return, Percent			16.22%								12.38%
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund | IXSSC
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Risk Parity Custom Index℠
Average Annual Return, Percent			15.76%								6.62%
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%								18.80%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[21]	0.00%
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.04%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[22]	1.02%
Fee Waiver or Reimbursement	[23]	(0.04%)
Net Expenses (as a percentage of Assets)	[22]	0.98%
Expense Example, with Redemption, 1 Year		$ 669
Expense Example, with Redemption, 3 Years		876
Expense Example, with Redemption, 5 Years		1,101
Expense Example, with Redemption, 10 Years		1,746
Expense Example, No Redemption, 1 Year		669
Expense Example, No Redemption, 3 Years		876
Expense Example, No Redemption, 5 Years		1,101
Expense Example, No Redemption, 10 Years		$ 1,746
Annual Return, Inception Date		Jul. 07, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.80%								7.19%	[24]
Annual Return [Percent]				20.75%	6.66%	8.18%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[21]	0.00%
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[22]	1.26%
Fee Waiver or Reimbursement	[23]	(0.03%)
Net Expenses (as a percentage of Assets)	[22]	1.23%
Expense Example, with Redemption, 1 Year		$ 471
Expense Example, with Redemption, 3 Years		732
Expense Example, with Redemption, 5 Years		1,014
Expense Example, with Redemption, 10 Years		1,816
Expense Example, No Redemption, 1 Year		471
Expense Example, No Redemption, 3 Years		732
Expense Example, No Redemption, 5 Years		1,014
Expense Example, No Redemption, 10 Years		$ 1,816
Annual Return, Inception Date		Jul. 07, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.23%								7.65%	[25]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[26]	1.00%
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.04%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[22]	1.77%
Fee Waiver or Reimbursement	[23]	(0.04%)
Net Expenses (as a percentage of Assets)	[22]	1.73%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 276
Expense Example, with Redemption, 3 Years		552
Expense Example, with Redemption, 5 Years		954
Expense Example, with Redemption, 10 Years		1,882
Expense Example, No Redemption, 1 Year		176
Expense Example, No Redemption, 3 Years		552
Expense Example, No Redemption, 5 Years		954
Expense Example, No Redemption, 10 Years		$ 1,882
Annual Return, Inception Date		Jul. 07, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.93%								8.22%	[27]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[22]	0.77%
Fee Waiver or Reimbursement	[23]	(0.04%)
Net Expenses (as a percentage of Assets)	[22]	0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		241
Expense Example, with Redemption, 5 Years		423
Expense Example, with Redemption, 10 Years		949
Expense Example, No Redemption, 1 Year		75
Expense Example, No Redemption, 3 Years		241
Expense Example, No Redemption, 5 Years		423
Expense Example, No Redemption, 10 Years		$ 949
Annual Return, Inception Date		Jul. 07, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.11%								9.29%	[28]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[22]	0.72%
Fee Waiver or Reimbursement	[23]	(0.04%)
Net Expenses (as a percentage of Assets)	[22]	0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		225
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		889
Expense Example, No Redemption, 1 Year		69
Expense Example, No Redemption, 3 Years		225
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 889
Annual Return, Inception Date		Jul. 07, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.16%								9.37%	[29]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Risk Parity Fund /Fidelity Advisor® Risk Parity Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Risk Parity Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 42 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 42 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Using quantitative analysis to balance the fund's risk across four risk factors: growth (risk of reduced earnings expectations and increased default risk), inflation (risk of rising consumer inflation), real rates (risk of rising real interest rates), and liquidity (risk of reduced liquidity). Constructing a factor portfolio for each risk factor using a broad set of asset classes whose primary risk is the associated risk factor. Combining the factor portfolios, seeking to maximize the worst-case risk diversification across a set of market regimes. Allocating the fund's assets across affiliated and unaffiliated mutual funds and Exchange Traded Funds (ETFs) (collectively, underlying funds) and derivatives that provide exposure to a broad range of asset classes including equities (including domestic, international, and emerging markets equities), debt (including investment-grade debt, high yield debt, emerging markets debt, U.S. government securities, leveraged loans and international bonds), commodities and real estate. Investing in underlying funds, derivatives, cash and cash equivalents. Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives - such as forward contracts, futures, options and swaps - and forward-settling securities, to: create and adjust the fund's investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund's portfolio; manage certain investment risk; manage volatility; and/or substitute for the purchase or sale of securities or currencies. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments, commodity- related ETFs and commodity-related exchange-traded notes (ETNs).
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The hypothetical composites of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		9.46%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.49%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | After Taxes on Distributions | Fidelity Advisor Risk Parity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.61%								4.90%	[24]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Risk Parity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.22%								4.50%	[24]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | IXWWB
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Risk Parity Composite Index℠
Average Annual Return, Percent			16.22%								11.73%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | IXSSC
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Risk Parity Custom Index℠
Average Annual Return, Percent			15.76%								6.11%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%								18.04%
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund | Fidelity Hedged Equity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.59%
Fee Waiver or Reimbursement	[30]	(0.04%)
Net Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		184
Expense Example, with Redemption, 5 Years		324
Expense Example, with Redemption, 10 Years		$ 733
Annual Return, Inception Date		Sep. 01, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.61%								13.47%	[31]
Annual Return [Percent]				13.61%	19.46%	17.65%
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Hedged Equity Fund /Fidelity® Hedged Equity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Hedged Equity Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 107 % of the average value of its portfolio.
Portfolio Turnover, Rate		107.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index. Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index. Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace. Managing the options positions in a way that provides diversification of options strike prices and expirations.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		9.73%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(3.79%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund | After Taxes on Distributions | Fidelity Hedged Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.50%								13.29%	[31]
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund | After Taxes on Distributions and Sales | Fidelity Hedged Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.14%								10.57%	[31]
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund | IXUYK
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Cboe S&P 500 5% Put Protection Index (PPUT)
Average Annual Return, Percent			14.33%								14.27%
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%								19.51%
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | Fidelity SAI Convertible Arbitrage Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		1.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.09%
Expenses (as a percentage of Assets)	[32]	1.49%
Fee Waiver or Reimbursement	[33]	(0.03%)
Net Expenses (as a percentage of Assets)	[32]	1.46%
Expense Example, with Redemption, 1 Year		$ 149
Expense Example, with Redemption, 3 Years		467
Expense Example, with Redemption, 5 Years		809
Expense Example, with Redemption, 10 Years		$ 1,776
Annual Return, Inception Date		Sep. 12, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.24%						10.47%	[34]
Annual Return [Percent]				12.24%	10.63%
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Convertible Arbitrage Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Convertible Arbitrage Fund seeks total return through a combination of current income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 363 % of the average value of its portfolio.
Portfolio Turnover, Rate		363.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Employing a convertible arbitrage strategy, which involves gaining exposure to a portfolio of convertible securities (typically debt securities or preferred stocks that can be exchanged for, or convert automatically to, common stock), and hedging the equity risk inherent in these securities by selling short the common stock into which the securities may be converted. Executing the fund's convertible arbitrage strategy through investments in derivative instruments, principally total return swap agreements on individual securities. Providing income and returns from investments in interest and dividend-paying convertible securities and trading based on the pricing inefficiencies of the options embedded in the convertible securities. Engaging in transactions that may have a leveraging effect on the fund, including long and short investments in derivatives - such as swaps (including credit default swaps and total return swaps), forward contracts, futures, and options - to seek to hedge risks such as issuer, equity market, credit, interest rate and foreign currency risks, or to enhance the returns of the fund. Investing in convertible debt, non-convertible debt, and preferred securities (either directly or through total return swaps) of any maturity and any quality (including unrated debt securities and lower-quality debt securities (those of less than investment -grade quality, also referred to as high yield debt securities or junk bonds)). Investing in securities of small- and mid-capitalization companies (generally defined as those companies with market capitalizations similar to those of companies included in the Russell 2500™ Index), directly or through the use of derivatives. Investing in domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2025
Highest Quarterly Return		3.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2024
Lowest Quarterly Return		1.86%
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | After Taxes on Distributions | Fidelity SAI Convertible Arbitrage Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.18%						7.55%	[34]
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | After Taxes on Distributions and Sales | Fidelity SAI Convertible Arbitrage Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.20%						6.79%	[34]
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | LB057
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 3-Month Treasury Bellwether Index
Average Annual Return, Percent			4.23%						4.86%
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%						5.87%
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | Fidelity SAI Merger Arbitrage Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		1.05%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.13%
Expenses (as a percentage of Assets)		1.18%
Fee Waiver or Reimbursement	[35]	(0.08%)
Net Expenses (as a percentage of Assets)		1.10%
Expense Example, with Redemption, 1 Year		$ 112
Expense Example, with Redemption, 3 Years		364
Expense Example, with Redemption, 5 Years		639
Expense Example, with Redemption, 10 Years		$ 1,422
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Merger Arbitrage Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Merger Arbitrage Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 17, 2025 to January 31, 2026, the fund's portfolio turnover rate was 110% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		110.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Employing a merger arbitrage strategy that seeks to generate returns from discrepancies in asset pricing before and after merger or reorganization events. Executing the fund's merger arbitrage strategy through investments in equity securities and equity related derivative instruments, including special purpose acquisition vehicles ("SPACs"), of companies that are or may be involved in publicly announced or reported merger or re-organization events (including pre-definitive and definitive takeovers, buyouts, liquidations, corporate simplifications, spin offs, and other similar corporate transactions and reorganizations), including stock-for-stock, cash, and mixed consideration mergers and acquisitions ("a Merger Transaction"), or companies that the Adviser believes may be involved in Merger Transactions. Utilizing other types of securities such as debt securities (including unrated debt securities and lower-quality debt securities of less than investment grade-quality, also referred to as high yield debt securities or junk bonds), convertible securities (including synthetic convertible securities), and options to employ merger arbitrage strategies. Investing both long and short in equities directly and through the use of derivatives (options, swap agreements and other derivative instruments). Investing in securities of domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition, industry position, likelihood of merger completion, timeline to completion as well as market and economic conditions to select investments. Engaging in transactions that may have a leveraging effect on the fund, including: directional (long and short) investments in derivatives - such as swaps, forward contracts, futures, and options - to seek to hedge risks such as event completion and time-to-close event risk; for efficient portfolio management; or to enhance the returns of the fund. The Adviser may invest in U.S. Government securities, short-term investment funds, ETFs, other fixed income instruments, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | Fidelity SAI Managed Futures Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.18%
Expenses (as a percentage of Assets)		1.18%
Fee Waiver or Reimbursement	[36]	(0.13%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		357
Expense Example, with Redemption, 5 Years		632
Expense Example, with Redemption, 10 Years		$ 1,416
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Managed Futures Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Managed Futures Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 17, 2025 to January 31, 2026, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Seeking to achieve its investment objective by pursuing a strategy intended to capture the persistence of price trends (up and/or down) observed across equity, fixed income, currency and commodity markets. The fund's investment strategy utilizes a combination of equity, fixed income, currency and commodity derivatives, as well as certain direct investments, to provide exposure to these markets and price trends. Trend following strategies attempt to capture trends in price movements in the markets they allocate to, generally taking long positions when prices move upwards, and taking short positions when they move downwards. The Adviser may also utilize non-trend factor strategies, which focus on quantitative analysis of fundamental, non-price data (e.g., carry, volatility) to achieve the fund's investment objective. Executing the fund's strategy through investments in derivative instruments that may have a leveraging effect on the fund, including futures (such as equity index futures, commodity futures, and currency futures), options on futures, options, swaps (including excess return swaps and total return swaps) and other derivative instruments. The fund may have long/short exposure via these instruments. In addition to creating and/or adjusting the fund's investment exposure, the fund's strategy may also be used to enhance total return, to hedge risks, to manage certain investment risk, and/or to manage volatility. Employing various proprietary quantitative measures and qualitative techniques to evaluate price trends and non-trend factors across the asset classes in which the fund invests. The fund's quantitative measures are developed and maintained by the Adviser and are subject to change over time without notice in the Adviser's discretion. The Adviser retains discretion over the target asset allocations, which may include positions that differ from the target allocations indicated by the quantitative measures. Investing up to 25% of assets in Fidelity SAI Managed Futures Cayman Ltd., a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivatives and related collateral (cash or cash equivalent investments, short-term investment funds and/or U.S. Government securities), commodity-related exchange-traded funds (ETFs), and commodity-related exchange-traded notes (ETNs). Investing a significant portion of the fund's assets in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund | Fidelity Equity Market Neutral Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		1.67%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[37]	2.70%
Fee Waiver or Reimbursement	[38]	(1.57%)
Net Expenses (as a percentage of Assets)	[37]	1.13%
Expense Example, with Redemption, 1 Year		$ 115
Expense Example, with Redemption, 3 Years		636
Expense Example, with Redemption, 5 Years		1,240
Expense Example, with Redemption, 10 Years		$ 2,875
Annual Return, Inception Date		Jun. 25, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.67%				5.74%	[39]
Annual Return [Percent]				12.67%
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Equity Market Neutral Fund /Fidelity® Equity Market Neutral Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Equity Market Neutral Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 59 % of the average value of its portfolio.
Portfolio Turnover, Rate		59.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities and equity related derivative instruments. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing both long and short in equities, both directly and indirectly through the use of derivatives, such as, contracts for difference (CFD), futures, options, and swap agreements, and/or a combination of the above. Investing in domestic and foreign issuers, including emerging markets, that are generally denominated in the local currency of the issuer. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Utilizing forward foreign currency exchange contracts for hedging purposes. Utilizing a market neutral strategy that seeks to produce returns that have a low correlation to the returns of the developed and emerging equity markets in which the fund invests, with no bias towards general stock market risk (beta), style, country or sector. Using a disciplined portfolio construction process to select investments by employing both fundamental and quantitative analysis, taking long positions in securities that are believed to be undervalued and shorting a portion of the portfolio believed to be overvalued. Investing in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions. Using long and short derivatives for hedging, efficient portfolio management and investment purposes. Lending portfolio securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2025
Highest Quarterly Return		7.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2025
Lowest Quarterly Return		0.69%
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund | After Taxes on Distributions | Fidelity Equity Market Neutral Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.61%				5.70%	[39]
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund | After Taxes on Distributions and Sales | Fidelity Equity Market Neutral Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.55%				4.39%	[39]
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%				18.56%
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund | LB057
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 3-Month Treasury Bellwether Index
Average Annual Return, Percent			4.23%				4.55%
Document Type		485BPOS
Registrant Name		Fidelity Greenwood Street Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[3]
B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.35%, 1.60%, 2.10%, 1.10%, and 1.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2027 . FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[4]	A From June 25, 2024 .
[5]	B From June 25, 2024 .
[6]	B On Class C shares redeemed less than one year after purchase.
[7]	C From June 25, 2024 .
[8]	D From June 25, 2024 .
[9]	E From June 25, 2024 .
[10]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[11]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.80%, 1.05%, 1.55%, 0.55%, and 0.50% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2027 . FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[12]	A From September 1, 2022 .
[13]	B From September 1, 2022 .
[14]	B On Class C shares redeemed less than one year after purchase.
[15]	C From September 1, 2022 .
[16]	D From September 1, 2022 .
[17]	E From September 1, 2022 .
[18]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[19]
B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.60% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[20]	A From September 1, 2022 .
[21]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[22]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[23]
B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.85%, 1.10%, 1.60%, 0.60%, and 0.55% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2027 . FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[24]	A From July 7, 2022 .
[25]	B From July 7, 2022 .
[26]	B On Class C shares redeemed less than one year after purchase.
[27]	C From July 7, 2022 .
[28]	D From July 7, 2022 .
[29]	E From July 7, 2022 .
[30]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.55% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[31]	A From September 1, 2022 .
[32]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.

[33]
B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.45% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[34]	A From September 12, 2023 .
[35]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.10% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[36]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[37]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[38]
B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.10% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[39]	A From June 25, 2024 .